Distribution Date:	03/17/25	GS Mortgage Securities Trust 2021-GSA3
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2021-GSA3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Balances	7		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark		ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: GSMS 2021-GSA3 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36263UAJ8	1.366600%	8,558,000.00	3,831,940.65	185,062.96	4,363.94	0.00	0.00	189,426.90	3,646,877.69	30.24%	30.00%
A-2	36263UAK5	2.512100%	16,730,000.00	16,730,000.00	0.00	35,022.86	0.00	0.00	35,022.86	16,730,000.00	30.24%	30.00%
A-3	36263UAL3	2.636600%	62,400,000.00	62,400,000.00	0.00	137,103.20	0.00	0.00	137,103.20	62,400,000.00	30.24%	30.00%
A-4	36263UAM1	2.368900%	118,977,000.00	118,977,000.00	0.00	234,870.51	0.00	0.00	234,870.51	118,977,000.00	30.24%	30.00%
A-5	36263UAN9	2.618300%	208,150,000.00	208,150,000.00	0.00	454,165.95	0.00	0.00	454,165.95	208,150,000.00	30.24%	30.00%
A-AB	36263UAP4	2.510500%	22,757,000.00	22,757,000.00	0.00	47,609.54	0.00	0.00	47,609.54	22,757,000.00	30.24%	30.00%
A-S	36263UAS8	2.871200%	34,381,000.00	34,381,000.00	0.00	82,262.27	0.00	0.00	82,262.27	34,381,000.00	24.69%	24.50%
B	36263UAT6	2.827600%	35,162,000.00	35,162,000.00	0.00	82,853.39	0.00	0.00	82,853.39	35,162,000.00	19.02%	18.88%
C	36263UAU3	3.274300%	31,255,000.00	31,255,000.00	0.00	85,281.87	0.00	0.00	85,281.87	31,255,000.00	13.98%	13.88%
D	36263UAC3	2.250000%	19,534,000.00	19,534,000.00	0.00	36,626.25	0.00	0.00	36,626.25	19,534,000.00	10.84%	10.75%
E	36263UAD1	2.250000%	15,628,000.00	15,628,000.00	0.00	29,302.50	0.00	0.00	29,302.50	15,628,000.00	8.32%	8.25%
F	36263UAE9	2.250000%	17,190,000.00	17,190,000.00	0.00	32,231.25	0.00	0.00	32,231.25	17,190,000.00	5.54%	5.50%
G-RR	36263UAF6	3.658608%	7,033,000.00	7,033,000.00	0.00	21,442.49	0.00	0.00	21,442.49	7,033,000.00	4.41%	4.38%
H-RR*	36263UAG4	3.658608%	27,348,397.00	27,348,397.00	0.00	55,902.77	0.00	0.00	55,902.77	27,348,397.00	0.00%	0.00%
R	36263UAH2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36263EAA3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			625,103,397.00	620,377,337.65	185,062.96	1,339,038.79	0.00	0.00	1,524,101.75	620,192,274.69

X-A	36263UAQ2	1.102082%	471,953,000.00	467,226,940.65	0.00	429,101.88	0.00	0.00	429,101.88	467,041,877.69
X-B	36263UAR0	0.620797%	66,417,000.00	66,417,000.00	0.00	34,359.54	0.00	0.00	34,359.54	66,417,000.00
X-D	36263UAA7	1.408608%	35,162,000.00	35,162,000.00	0.00	41,274.56	0.00	0.00	41,274.56	35,162,000.00
X-F	36263UAB5	1.408608%	17,190,000.00	17,190,000.00	0.00	20,178.31	0.00	0.00	20,178.31	17,190,000.00
Notional SubTotal			590,722,000.00	585,995,940.65	0.00	524,914.29	0.00	0.00	524,914.29	585,810,877.69

Deal Distribution Total					185,062.96	1,863,953.08	0.00	0.00	2,049,016.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36263UAJ8	447.76123510	21.62455714	0.50992522	0.00000000	0.00000000	0.00000000	0.00000000	22.13448236	426.13667796
A-2	36263UAK5	1,000.00000000	0.00000000	2.09341662	0.00000000	0.00000000	0.00000000	0.00000000	2.09341662	1,000.00000000
A-3	36263UAL3	1,000.00000000	0.00000000	2.19716667	0.00000000	0.00000000	0.00000000	0.00000000	2.19716667	1,000.00000000
A-4	36263UAM1	1,000.00000000	0.00000000	1.97408331	0.00000000	0.00000000	0.00000000	0.00000000	1.97408331	1,000.00000000
A-5	36263UAN9	1,000.00000000	0.00000000	2.18191665	0.00000000	0.00000000	0.00000000	0.00000000	2.18191665	1,000.00000000
A-AB	36263UAP4	1,000.00000000	0.00000000	2.09208332	0.00000000	0.00000000	0.00000000	0.00000000	2.09208332	1,000.00000000
A-S	36263UAS8	1,000.00000000	0.00000000	2.39266659	0.00000000	0.00000000	0.00000000	0.00000000	2.39266659	1,000.00000000
B	36263UAT6	1,000.00000000	0.00000000	2.35633326	0.00000000	0.00000000	0.00000000	0.00000000	2.35633326	1,000.00000000
C	36263UAU3	1,000.00000000	0.00000000	2.72858327	0.00000000	0.00000000	0.00000000	0.00000000	2.72858327	1,000.00000000
D	36263UAC3	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	36263UAD1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	36263UAE9	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G-RR	36263UAF6	1,000.00000000	0.00000000	3.04883976	0.00000000	0.00000000	0.00000000	0.00000000	3.04883976	1,000.00000000
H-RR	36263UAG4	1,000.00000000	0.00000000	2.04409677	1.00474335	12.26933191	0.00000000	0.00000000	2.04409677	1,000.00000000
R	36263UAH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36263EAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36263UAQ2	989.98616525	0.00000000	0.90920469	0.00000000	0.00000000	0.00000000	0.00000000	0.90920469	989.59404367
X-B	36263UAR0	1,000.00000000	0.00000000	0.51733050	0.00000000	0.00000000	0.00000000	0.00000000	0.51733050	1,000.00000000
X-D	36263UAA7	1,000.00000000	0.00000000	1.17383994	0.00000000	0.00000000	0.00000000	0.00000000	1.17383994	1,000.00000000
X-F	36263UAB5	1,000.00000000	0.00000000	1.17384002	0.00000000	0.00000000	0.00000000	0.00000000	1.17384002	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/25 - 02/28/25	30	0.00	4,363.94	0.00	4,363.94	0.00	0.00	0.00	4,363.94	0.00
A-2	02/01/25 - 02/28/25	30	0.00	35,022.86	0.00	35,022.86	0.00	0.00	0.00	35,022.86	0.00
A-3	02/01/25 - 02/28/25	30	0.00	137,103.20	0.00	137,103.20	0.00	0.00	0.00	137,103.20	0.00
A-4	02/01/25 - 02/28/25	30	0.00	234,870.51	0.00	234,870.51	0.00	0.00	0.00	234,870.51	0.00
A-5	02/01/25 - 02/28/25	30	0.00	454,165.95	0.00	454,165.95	0.00	0.00	0.00	454,165.95	0.00
A-AB	02/01/25 - 02/28/25	30	0.00	47,609.54	0.00	47,609.54	0.00	0.00	0.00	47,609.54	0.00
X-A	02/01/25 - 02/28/25	30	0.00	429,101.88	0.00	429,101.88	0.00	0.00	0.00	429,101.88	0.00
X-B	02/01/25 - 02/28/25	30	0.00	34,359.54	0.00	34,359.54	0.00	0.00	0.00	34,359.54	0.00
X-D	02/01/25 - 02/28/25	30	0.00	41,274.56	0.00	41,274.56	0.00	0.00	0.00	41,274.56	0.00
X-F	02/01/25 - 02/28/25	30	0.00	20,178.31	0.00	20,178.31	0.00	0.00	0.00	20,178.31	0.00
A-S	02/01/25 - 02/28/25	30	0.00	82,262.27	0.00	82,262.27	0.00	0.00	0.00	82,262.27	0.00
B	02/01/25 - 02/28/25	30	0.00	82,853.39	0.00	82,853.39	0.00	0.00	0.00	82,853.39	0.00
C	02/01/25 - 02/28/25	30	0.00	85,281.87	0.00	85,281.87	0.00	0.00	0.00	85,281.87	0.00
D	02/01/25 - 02/28/25	30	0.00	36,626.25	0.00	36,626.25	0.00	0.00	0.00	36,626.25	0.00
E	02/01/25 - 02/28/25	30	0.00	29,302.50	0.00	29,302.50	0.00	0.00	0.00	29,302.50	0.00
F	02/01/25 - 02/28/25	30	0.00	32,231.25	0.00	32,231.25	0.00	0.00	0.00	32,231.25	0.00
G-RR	02/01/25 - 02/28/25	30	0.00	21,442.49	0.00	21,442.49	0.00	0.00	0.00	21,442.49	0.00
H-RR	02/01/25 - 02/28/25	30	307,132.05	83,380.89	0.00	83,380.89	27,478.12	0.00	0.00	55,902.77	335,546.56
Totals			307,132.05	1,891,431.20	0.00	1,891,431.20	27,478.12	0.00	0.00	1,863,953.08	335,546.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,049,016.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,776,846.88	Master Servicing Fee	2,644.03
Interest Reductions due to Nonrecoverability Determination	(23,991.39)	Certificate Administrator Fee	5,461.59
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	241.26
ARD Interest	0.00	Operating Advisor Fee	1,167.69
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	144.75
Extension Interest	0.00
Interest Reserve Withdrawal	124,546.91
Total Interest Collected	1,877,402.40	Total Fees	9,949.32

Principal		Expenses/Reimbursements
Scheduled Principal	185,062.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	185,062.96	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,863,953.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	185,062.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,049,016.04
Total Funds Collected	2,062,465.36	Total Funds Distributed	2,062,465.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	620,377,338.50	620,377,338.50	Beginning Certificate Balance	620,377,337.65
(-) Scheduled Principal Collections	185,062.96	185,062.96	(-) Principal Distributions	185,062.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	620,192,275.54	620,192,275.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	620,656,635.20	620,656,635.20	Ending Certificate Balance	620,192,274.69
Ending Actual Collateral Balance	620,479,120.55	620,479,120.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	7	27,626,047.80	4.45%	81	3.9609	2.476588	1.60 or less	8	52,368,061.74	8.44%	81	4.0381	1.178134
5,000,000 to 9,999,999	12	79,235,020.00	12.78%	81	3.7399	2.251163	1.61 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 14,999,999	11	139,251,207.74	22.45%	80	3.6855	2.594827	1.81 to 2.00	4	64,827,344.71	10.45%	81	4.0428	1.926283
15,000,000 to 19,999,999	4	67,830,000.00	10.94%	66	3.5539	3.310059	2.01 to 2.50	16	251,723,404.72	40.59%	80	3.8926	2.246383
20,000,000 to 49,999,999	8	243,850,000.00	39.32%	80	3.8559	2.395854	2.51 to 3.00	3	43,850,000.00	7.07%	79	3.4236	2.710770
50,000,000 or greater	1	62,400,000.00	10.06%	46	2.9410	3.327100	3.01 to 4.00	8	161,080,000.00	25.97%	61	3.3765	3.296585
Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322	4.01 or greater	4	46,343,464.37	7.47%	81	2.9430	4.802462
							Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	27,000,000.00	4.35%	79	3.3610	2.721900
							Industrial	6	67,760,857.07	10.93%	65	3.9593	2.434630
California	7	101,267,817.21	16.33%	81	3.6350	2.990422
							Mixed Use	3	24,160,694.20	3.90%	80	3.8782	3.020447
Colorado	1	16,600,000.00	2.68%	80	3.2000	3.020600
							Mobile Home Park	3	11,450,000.00	1.85%	81	3.5671	2.648684
Connecticut	1	7,630,000.00	1.23%	79	3.6200	3.495300
							Multi-Family	50	154,549,941.77	24.92%	80	3.9658	2.044299
Florida	3	18,470,000.00	2.98%	79	3.7636	3.269249
							Office	6	158,050,000.00	25.48%	67	3.4156	2.918541
Georgia	9	14,400,248.92	2.32%	80	3.6827	2.807267
							Other	2	10,350,000.00	1.67%	80	3.6541	3.455468
Illinois	4	45,290,667.16	7.30%	58	3.7635	2.962780
							Retail	11	169,838,180.89	27.38%	80	3.5374	2.814911
Indiana	11	26,936,943.28	4.34%	81	3.3595	3.249143
							Self Storage	4	24,170,000.00	3.90%	79	3.7298	3.322559
Iowa	1	11,700,000.00	1.89%	79	3.5300	2.573400
							Totals	85	620,192,275.54	100.00%	75	3.6824	2.619322
Kentucky	1	11,500,000.00	1.85%	81	3.7860	2.063600

Louisiana	2	14,404,530.96	2.32%	81	3.9550	1.533600

Michigan	6	7,518,740.15	1.21%	81	3.9981	1.862812

New York	6	48,680,694.20	7.85%	79	4.0521	1.840786

North Carolina	2	10,836,411.45	1.75%	80	3.9580	2.275500

Ohio	20	34,450,756.92	5.55%	79	3.8760	2.465954

Pennsylvania	2	32,400,000.00	5.22%	81	4.1813	2.548521

Texas	6	102,142,863.68	16.47%	81	3.8199	2.270722

Utah	1	26,700,000.00	4.31%	81	3.9900	1.974300

Washington, DC	1	62,400,000.00	10.06%	46	2.9410	3.327100

Totals	85	620,192,275.54	100.00%	75	3.6824	2.619322

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	3	85,343,464.37	13.76%	55	2.8913	3.765127	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	6	89,200,000.00	14.38%	80	3.2523	3.325463	13 months or greater	43	620,192,275.54	100.00%	75	3.6824	2.619322
	3.501% to 3.750%	10	108,710,667.16	17.53%	79	3.6662	2.593727	Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322
	3.751% to 4.000%	13	222,496,407.72	35.88%	81	3.8733	2.226960
	4.001% to 4.250%	7	72,358,899.71	11.67%	66	4.1882	2.238759
	4.251% or greater	4	42,082,836.58	6.79%	81	4.3614	1.593824
	Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	43	620,192,275.54	100.00%	75	3.6824	2.619322	Interest Only	23	366,880,000.00	59.16%	72	3.5590	2.901980
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	20	253,312,275.54	40.84%	80	3.8613	2.209940
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322	Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	30,000,000.00	4.84%	81	3.7516	1.805721			No outstanding loans in this group
	12 months or less	37	568,867,922.70	91.72%	75	3.6815	2.691209
	13 months or greater	2	21,324,352.84	3.44%	81	3.6102	1.846223
	Totals	43	620,192,275.54	100.00%	75	3.6824	2.619322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301271856	OF	Washington	DC	Actual/360	2.941%	142,736.53	0.00	0.00	N/A	01/06/29	--	62,400,000.00	62,400,000.00	03/06/25
2	301741578	RT	Stafford	TX	Actual/360	3.776%	126,726.76	0.00	0.00	N/A	12/06/31	--	43,150,000.00	43,150,000.00	03/06/25
2A	301741579				Actual/360	3.776%	46,990.22	0.00	0.00	N/A	12/06/31	--	16,000,000.00	16,000,000.00	03/06/25
3	325981103	OF	San Jose	CA	Actual/360	3.913%	133,911.56	0.00	0.00	N/A	11/06/31	--	44,000,000.00	44,000,000.00	03/06/25
4	695101380	MF	Various	Various	Actual/360	3.724%	69,511.12	0.00	0.00	N/A	11/06/31	--	24,000,000.00	24,000,000.00	03/06/25
4A	695101382				Actual/360	3.724%	14,481.48	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	03/06/25
4B	695101383				Actual/360	3.724%	14,481.48	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	03/06/25
4C	695101390				Actual/360	3.724%	11,585.19	0.00	0.00	N/A	11/06/31	--	4,000,000.00	4,000,000.00	03/06/25
5	301741572	Various Various		Various	Actual/360	3.620%	80,243.33	0.00	0.00	N/A	10/06/31	--	28,500,000.00	28,500,000.00	03/06/25
6	301741577	MF	Erie	PA	Actual/360	4.318%	92,357.22	0.00	0.00	N/A	12/06/31	--	27,500,000.00	27,500,000.00	03/06/25
7	325981107	RT	Tucson	AZ	Actual/360	3.361%	70,581.00	0.00	0.00	N/A	10/06/31	--	27,000,000.00	27,000,000.00	03/06/25
8	301741581	MF	Orem	UT	Actual/360	3.990%	82,859.00	0.00	0.00	N/A	12/06/31	--	26,700,000.00	26,700,000.00	03/06/25
9	301741583	OF	Brooklyn	NY	Actual/360	4.200%	75,133.33	0.00	0.00	N/A	12/06/31	--	23,000,000.00	23,000,000.00	03/06/25
10	325981110	RT	Riverside	CA	Actual/360	3.050%	43,886.11	0.00	0.00	N/A	12/06/31	--	18,500,000.00	18,500,000.00	03/06/25
11	301741574	IN	Cicero	IL	Actual/360	4.250%	55,301.94	0.00	0.00	N/A	11/06/26	--	16,730,000.00	16,730,000.00	03/06/25
12	695101387	RT	Steamboat Springs	CO	Actual/360	3.200%	41,315.56	0.00	0.00	N/A	11/06/31	--	16,600,000.00	16,600,000.00	03/06/25
13	325981113	RT	San Jose	CA	Actual/360	2.861%	31,101.78	31,023.90	0.00	N/A	12/06/31	--	13,974,488.27	13,943,464.37	03/06/25
14	301741575	IN	Geismar	LA	Actual/360	3.955%	44,392.47	26,831.23	0.00	N/A	12/06/31	--	14,431,362.19	14,404,530.96	03/06/25
15	301741569	IN	McAllen	TX	Actual/360	3.780%	40,550.74	27,777.73	0.00	N/A	10/06/31	--	13,792,768.19	13,764,990.46	03/06/25
16	325981116	OF	Westmont	IL	Actual/360	3.182%	35,885.89	0.00	0.00	N/A	12/06/31	--	14,500,000.00	14,500,000.00	03/06/25
17	301741557	MF	Brooklyn	NY	Actual/360	3.730%	37,714.44	0.00	0.00	N/A	07/06/31	--	13,000,000.00	13,000,000.00	03/06/25
18	695101394	MU	Pasadena	CA	Actual/360	3.945%	39,428.08	0.00	0.00	N/A	12/06/31	--	12,850,000.00	12,850,000.00	03/06/25
19	325981119	RT	Universal City	TX	Actual/360	3.829%	34,586.70	23,163.10	0.00	N/A	11/06/31	--	11,613,637.95	11,590,474.85	03/06/25
20	325981120	IN	LaNCster	OH	Actual/360	4.200%	36,530.85	21,577.35	0.00	N/A	09/06/31	--	11,182,913.00	11,161,335.65	03/06/25
21	301741570	IN	Waterloo	IA	Actual/360	3.530%	32,123.00	0.00	0.00	N/A	10/06/31	--	11,700,000.00	11,700,000.00	03/06/25
22	325981122	MF	Lexington	KY	Actual/360	3.786%	33,863.67	0.00	0.00	N/A	12/06/31	--	11,500,000.00	11,500,000.00	03/06/25
23	325981123	RT	Various	NC	Actual/360	3.958%	33,415.81	18,358.88	0.00	N/A	11/06/31	--	10,854,770.33	10,836,411.45	03/06/25
24	325981124	OF	South Bend	IN	Actual/360	2.593%	18,151.00	0.00	0.00	12/06/31	03/06/33	--	9,000,000.00	9,000,000.00	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	695101379	MF	Brooklyn	NY	Actual/360	4.087%	28,609.00	0.00	0.00	N/A	11/06/31	--	9,000,000.00	9,000,000.00	03/06/25
26	325981126	MF	Champaign	IL	Actual/360	3.730%	25,023.84	14,937.56	0.00	N/A	12/06/31	--	8,625,604.72	8,610,667.16	03/06/25
27	695101395	MH	Various	Various	Actual/360	3.500%	20,961.11	0.00	0.00	N/A	12/06/31	--	7,700,000.00	7,700,000.00	03/06/25
28	301741582	Various San Diego		CA	Actual/360	4.520%	0.00	0.00	0.00	N/A	12/06/31	--	6,824,352.84	6,824,352.84	05/06/22
29	301741573	MF	Amarillo	TX	Actual/360	3.985%	20,146.39	0.00	0.00	N/A	11/06/31	--	6,500,000.00	6,500,000.00	03/06/25
30	695101391	RT	League City	TX	Actual/360	3.870%	17,307.50	0.00	0.00	N/A	12/06/31	--	5,750,000.00	5,750,000.00	03/06/25
31	301741571	98	Hoffman Estates	IL	Actual/360	3.870%	16,404.50	0.00	0.00	N/A	11/06/31	--	5,450,000.00	5,450,000.00	03/06/25
32	301741576	MF	Amarillo	TX	Actual/360	4.140%	16,905.00	0.00	0.00	N/A	12/06/31	--	5,250,000.00	5,250,000.00	03/06/25
33	695101392	OF	Redlands	CA	Actual/360	3.510%	14,059.50	0.00	0.00	N/A	12/06/31	--	5,150,000.00	5,150,000.00	03/06/25
34	325981134	98	Morton	PA	Actual/360	3.414%	13,011.13	0.00	0.00	N/A	12/06/31	--	4,900,000.00	4,900,000.00	03/06/25
35	325981135	MF	Various	MI	Actual/360	4.340%	15,075.34	7,548.31	0.00	N/A	12/06/31	--	4,466,032.05	4,458,483.74	02/06/25
36	695101389	MU	Rego Park	NY	Actual/360	4.180%	11,989.22	7,036.95	0.00	N/A	12/06/31	--	3,687,731.15	3,680,694.20	03/06/25
37	695101396	MH	Sylvania	OH	Actual/360	3.705%	10,806.25	0.00	0.00	N/A	12/06/31	--	3,750,000.00	3,750,000.00	03/06/25
38	301741580	RT	Warsaw	IN	Actual/360	4.120%	11,355.52	6,807.95	0.00	N/A	12/06/31	--	3,543,677.81	3,536,869.86	03/06/25
39	325981139	SS	Bunnell	FL	Actual/360	4.424%	11,354.93	0.00	0.00	N/A	12/06/31	--	3,300,000.00	3,300,000.00	03/06/25
Totals							1,752,855.49	185,062.96	0.00				620,377,338.50	620,192,275.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,243,682.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,737,336.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,199,602.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,140,782.00	18,412,638.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,699,074.59	2,774,915.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,310,350.63	2,008,489.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,335,257.57	9,510,375.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,179,634.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,886,098.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,747,136.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,644,957.00	1,916,365.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,037,222.58	1,310,374.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,503,656.29	2,868,298.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,497,508.01	1,061,438.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,583,297.78	1,451,052.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,614,680.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,102,884.75	782,695.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,557,507.24	1,251,781.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,399,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,545,489.00	1,313,282.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,116,743.00	851,716.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,022,557.00	708,666.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,243,873.00	773,341.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,292,667.92	984,345.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	648,291.95	422,363.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	1,373.93	0.00
26	750,750.47	560,683.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	659,388.97	480,897.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(459,460.00)	0.00	--	--	10/11/24	5,748,202.11	81,032.60	(93.63)	956,957.79	273,942.59	0.00
29	675,787.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	689,635.53	558,239.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	520,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	492,653.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	675,944.96	457,063.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	782,615.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	463,818.00	0.00	--	--	--	0.00	0.00	22,376.16	22,376.16	0.00	0.00
36	341,330.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	500,823.61	372,718.53	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	436,667.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	337,801.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	90,157,370.30	50,831,742.84				5,748,202.11	81,032.60	22,282.53	979,333.95	275,316.52	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	1	6,824,352.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682438%	3.659041%	75
02/18/25	0	0.00	0	0.00	1	6,824,352.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682464%	3.659067%	76
01/17/25	0	0.00	0	0.00	1	6,824,352.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682483%	3.659085%	77
12/17/24	0	0.00	0	0.00	1	6,824,352.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682501%	3.659103%	78
11/18/24	0	0.00	0	0.00	1	6,824,352.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682521%	3.659122%	79
10/18/24	0	0.00	0	0.00	1	6,824,352.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682531%	3.659132%	80
09/17/24	0	0.00	0	0.00	1	6,834,920.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682558%	3.659153%	81
08/16/24	0	0.00	0	0.00	1	6,844,593.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682581%	3.659172%	82
07/17/24	0	0.00	0	0.00	1	6,854,228.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682605%	3.659191%	83
06/17/24	0	0.00	0	0.00	1	6,864,684.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682631%	3.659213%	84
05/17/24	0	0.00	0	0.00	1	6,874,241.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682654%	3.659231%	85
04/17/24	0	0.00	0	0.00	1	6,884,622.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.682680%	3.659253%	86
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
28	301741582	05/06/22	33	6	(93.63)	956,957.79	2,784,702.84	7,103,649.54	06/10/22	7
35	325981135	02/06/25	0	B	22,376.16	22,376.16	0.00	4,466,032.05
Totals					22,282.53	979,333.95	2,784,702.84	11,569,681.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		16,730,000	16,730,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		62,400,000	62,400,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		541,062,276	534,237,923	6,824,353		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	620,192,276	613,367,923	0	0	6,824,353	0
Feb-25	620,377,339	613,552,986	0	0	6,824,353	0
Jan-25	620,531,472	613,707,119	0	0	6,824,353	0
Dec-24	620,685,109	613,860,756	0	0	6,824,353	0
Nov-24	620,835,375	614,011,022	0	0	6,824,353	0
Oct-24	620,961,317	614,136,964	0	0	6,824,353	0
Sep-24	621,105,521	614,270,600	0	0	6,834,921	0
Aug-24	621,240,302	614,395,709	0	0	6,844,593	0
Jul-24	621,374,645	614,520,417	0	0	6,854,228	0
Jun-24	621,517,546	614,652,862	0	0	6,864,684	0
May-24	621,650,986	614,776,745	0	0	6,874,241	0
Apr-24	621,793,017	614,908,395	0	0	6,884,622	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	301741582	6,824,352.84	7,103,649.54	5,200,000.00	04/01/24	(473,366.00)	(1.08630)	12/31/23	12/06/31	320
Totals		6,824,352.84	7,103,649.54	5,200,000.00		(473,366.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	301741582	Various	CA	06/10/22	7

Asset transferred to SS on 6/10/22 due to Imminent Monetary Default due to a notice issued by the city of San Diego. The notice issued by the City resulted in many of the SRO tenants vacating the building. The SS moved for an emergency motion for a receiver. Borrower filed bankruptcy on 6/28. The court dismissed the BK and on 8/11/2022, the court granted a receiver order appointing Trigild as the receiver. The receiver successfully completed an eviction of all SRO tenants due to the unsafe condition of the property and in accordance with the City of San Diego's order to vacate. An ASR was approved authorizing the marketing of the asset for sale through the receivership with brokerage firm Kidder Mathews. The property was placed under a sale contract by the receiver which contemplated an assumption of the loan to the third-party buyer. The receiver's motion to sell the asset was approved by the court on 8/22/23, the buyer terminated the sales contract. Lender elected to proceed toward a foreclosure sale of the Property. The foreclosure sale occurred on 8/19/2024. The Special Servicer is working with a local brokerage firm to sell the REO Property. The marketing process yielded several offers to purchase the REO Property. A PSA was executed with a third part y buyer. The sale transaction is expected to close in the near term. The special servicer is also dual tracking an auction of the property on Real Insight

Marketplace to ensure a successful sale of the REO property.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	23,991.39	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	23,991.39	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		27,491.39

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Corporation Trust 2021-GSA3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27